Earnings Per Share (Details) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Basic shares	467	481	493
Effect of share options and restricted shares	4	5	4
Diluted shares	471	486	497
Antidilutive securities excluded from computation of earnings per share (in shares)	1	3	6